Taxes on Income (Details) - Schedule of theoretical tax expense and actual tax expense - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of theoretical tax expense and actual tax expense [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 45,264	$ 37,403	$ 32,472
Statutory tax rate	25.00%	23.00%	23.00%	23.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate		$ 10,411	$ 8,603	$ 7,468
Tax adjustment in respect of different tax rates		283	(1,169)	465
Deferred taxes on losses for which full valuation allowance was provided in the past		(80)	(326)	(227)
Tax-deductible costs, not included in the accounting costs		(1,041)	(679)
Tax expenses in respect of prior years, net		(481)	(71)	(37)
Non-deductible expenses		1,482	1,398
Uncertain tax position and other differences		(215)	(470)	(795)
Income tax		$ 10,359	$ 7,286	$ 6,874